Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 0.25%
Energy: 0.18%
Oil, gas & consumable fuels: 0.18%
Denbury, Inc.†	6,070	$547,332
Financials: 0.07%
Mortgage real estate investment trusts (REITs): 0.07%
Starwood Property Trust, Inc.	11,000	193,050
Total common stocks (Cost $691,704)		740,382

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 80.63%
Basic materials: 0.14%
Chemicals: 0.14%
Avient Corp.144A	7.13%	8-1-2030	$405,000	408,909
Communications: 13.48%
Advertising: 1.08%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	1,450,000	1,032,736
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,275,000	1,040,693
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	1,250,000	1,119,513
				3,192,942
Internet: 3.90%
Arches Buyer, Inc.144A	4.25	6-1-2028	725,000	613,863
Arches Buyer, Inc.144A	6.13	12-1-2028	1,830,000	1,583,664
Cablevision Lightpath LLC144A	3.88	9-15-2027	860,000	708,623
Cablevision Lightpath LLC144A	5.63	9-15-2028	800,000	581,344
Match Group Holdings II LLC144A	5.63	2-15-2029	3,635,000	3,421,589
Uber Technologies, Inc.144A	4.50	8-15-2029	2,895,000	2,640,757
Uber Technologies, Inc.144A	8.00	11-1-2026	2,000,000	2,039,724
				11,589,564
Media: 8.12%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	3,175,000	2,348,893
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,469,456
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	886,092
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	1,975,000	1,829,487
CSC Holdings LLC144A	4.13	12-1-2030	1,470,000	1,020,413
CSC Holdings LLC144A	5.75	1-15-2030	2,725,000	1,200,172
CSC Holdings LLC144A	11.25	5-15-2028	470,000	445,325
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	625,000	550,511
DISH Network Corp.144A	11.75	11-15-2027	900,000	861,396
Gray Escrow II, Inc.144A	5.38	11-15-2031	5,975,000	3,801,857
Nexstar Media, Inc.144A	5.63	7-15-2027	905,000	830,337
Scripps Escrow II, Inc.144A	5.38	1-15-2031	1,625,000	1,134,429
Scripps Escrow, Inc.144A	5.88	7-15-2027	2,630,000	2,025,207
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Sirius XM Radio, Inc.144A	4.13%	7-1-2030	$2,660,000	$2,092,076
Townsquare Media, Inc.144A	6.88	2-1-2026	2,815,000	2,610,068
				24,105,719
Telecommunications: 0.38%
CommScope Technologies LLC144A	5.00	3-15-2027	1,195,000	803,749
CommScope, Inc.144A	4.75	9-1-2029	415,000	326,871
				1,130,620
Consumer, cyclical: 15.62%
Airlines: 1.15%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	1,305,000	1,213,098
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	2,185,000	2,207,439
				3,420,537
Apparel: 0.50%
Crocs, Inc.144A	4.25	3-15-2029	1,700,000	1,464,244
Auto manufacturers: 2.45%
Allison Transmission, Inc.144A	5.88	6-1-2029	885,000	853,442
Ford Motor Co.	3.25	2-12-2032	1,035,000	786,468
Ford Motor Co.	4.75	1-15-2043	1,200,000	886,663
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,600,000	1,504,474
Ford Motor Credit Co. LLC	5.11	5-3-2029	3,325,000	3,044,117
Ford Motor Credit Co. LLC	5.13	6-16-2025	200,000	193,902
				7,269,066
Auto parts & equipment: 0.28%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	870,000	823,535
Distribution/wholesale: 0.70%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	2,200,000	2,079,000
Entertainment: 3.75%
CCM Merger, Inc.144A	6.38	5-1-2026	3,845,000	3,713,791
Churchill Downs, Inc.144A	4.75	1-15-2028	1,655,000	1,531,101
Churchill Downs, Inc.	6.75	5-1-2031	320,000	315,600
Cinemark USA, Inc.144A	5.25	7-15-2028	1,675,000	1,466,278
Cinemark USA, Inc.144A	8.75	5-1-2025	1,179,000	1,199,632
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	575,000	516,994
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	670,000	654,717
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	1,735,000	1,737,948
				11,136,061
Home builders: 0.94%
Toll Brothers Finance Corp.	4.35	2-15-2028	1,260,000	1,190,802
See accompanying notes to portfolio of investments
2 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders (continued)
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88%	6-15-2024	$1,000,000	$989,260
Tri Pointe Homes, Inc.	5.70	6-15-2028	625,000	604,994
				2,785,056
Leisure time: 1.90%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	2,275,000	2,462,526
NCL Corp. Ltd.144A	5.88	3-15-2026	1,305,000	1,183,826
NCL Corp. Ltd.144A	5.88	2-15-2027	1,310,000	1,247,548
NCL Corp. Ltd.144A	7.75	2-15-2029	830,000	750,550
				5,644,450
Retail: 3.95%
Bath & Body Works, Inc.144A	9.38	7-1-2025	635,000	674,588
Dave & Buster’s, Inc.144A	7.63	11-1-2025	535,000	541,688
FirstCash, Inc.144A	4.63	9-1-2028	2,215,000	1,971,085
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	2,430,000	2,253,960
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	945,000	835,378
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,050,000	889,875
Michaels Cos., Inc.144A	7.88	5-1-2029	1,625,000	998,465
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	1,325,000	1,192,330
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	1,410,000	1,304,539
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,100,000	1,067,895
				11,729,803
Consumer, non-cyclical: 8.18%
Commercial services: 5.80%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	2,205,000	1,631,700
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	1,000,000	939,268
CoreCivic, Inc.	8.25	4-15-2026	4,175,000	4,176,070
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	820,000	653,782
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	2,235,000	1,598,025
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	1,805,000	934,087
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	1,100,000	1,010,332
Sabre Global, Inc.144A	9.25	4-15-2025	2,865,000	2,736,075
Sabre Global, Inc.144A	11.25	12-15-2027	2,890,000	2,221,543
Upbound Group, Inc.144A	6.38	2-15-2029	1,500,000	1,320,640
				17,221,522
Healthcare-services: 2.38%
Air Methods Corp.144A	8.00	5-15-2025	755,000	30,200
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	830,000	754,627
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,055,000	792,429
IQVIA, Inc.144A	6.50	5-15-2030	445,000	452,525
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	830,000	763,600
Select Medical Corp.144A	6.25	8-15-2026	1,775,000	1,725,968
Tenet Healthcare Corp.	4.88	1-1-2026	875,000	846,405
Tenet Healthcare Corp.	6.75	5-15-2031	1,690,000	1,688,327
				7,054,081
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 17.00%
Energy-alternate sources: 2.69%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50%	1-15-2026	$5,545,000	$4,391,196
TerraForm Power Operating LLC144A	5.00	1-31-2028	3,830,000	3,590,625
				7,981,821
Oil & gas: 4.67%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	2,270,000	2,196,628
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	3,080,000	2,829,750
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	490,000	443,528
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	350,000	315,502
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	1,230,000	1,149,008
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	313,087
Occidental Petroleum Corp.	6.45	9-15-2036	3,800,000	3,866,500
Southwestern Energy Co.	4.75	2-1-2032	1,825,000	1,578,948
Vital Energy, Inc.	9.50	1-15-2025	1,165,000	1,152,392
				13,845,343
Oil & gas services: 2.27%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	1,650,000	1,576,587
Bristow Group, Inc.144A	6.88	3-1-2028	2,720,000	2,536,482
Oceaneering International, Inc.	4.65	11-15-2024	900,000	875,853
Oceaneering International, Inc.	6.00	2-1-2028	1,875,000	1,753,376
				6,742,298
Pipelines: 7.37%
Buckeye Partners LP144A	4.50	3-1-2028	1,025,000	901,841
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	2,075,000	1,849,287
DT Midstream, Inc.144A	4.38	6-15-2031	2,475,000	2,081,546
EnLink Midstream LLC	5.38	6-1-2029	1,200,000	1,136,797
EnLink Midstream LLC144A	6.50	9-1-2030	1,855,000	1,843,533
EnLink Midstream Partners LP	5.60	4-1-2044	1,145,000	919,893
EQM Midstream Partners LP144A	7.50	6-1-2027	20,000	20,123
EQM Midstream Partners LP144A	7.50	6-1-2030	1,555,000	1,562,775
Harvest Midstream I LP144A	7.50	9-1-2028	1,000,000	956,209
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	480,281
Kinetik Holdings LP144A	5.88	6-15-2030	1,615,000	1,530,213
Rockies Express Pipeline LLC144A	4.95	7-15-2029	415,000	372,363
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,616,800
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,155,000	2,740,843
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	155,000	131,815
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,725,000	1,710,127
Venture Global LNG, Inc.144A	8.38	6-1-2031	2,015,000	2,025,539
				21,879,985
Financial: 12.43%
Diversified financial services: 5.22%
Enact Holdings, Inc.144A	6.50	8-15-2025	4,115,000	4,042,670
LFS TopCo LLC144A	5.88	10-15-2026	505,000	440,232
See accompanying notes to portfolio of investments
4 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
LPL Holdings, Inc.144A	4.38%	5-15-2031	$2,570,000	$2,234,108
Navient Corp.	5.00	3-15-2027	825,000	717,502
Navient Corp.	5.88	10-25-2024	350,000	342,148
OneMain Finance Corp.	5.38	11-15-2029	935,000	764,288
OneMain Finance Corp.	7.13	3-15-2026	575,000	549,798
Oppenheimer Holdings, Inc.	5.50	10-1-2025	825,000	779,625
PRA Group, Inc.144A	5.00	10-1-2029	2,545,000	1,909,183
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	2.88	10-15-2026	1,375,000	1,201,449
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	765,000	576,141
United Wholesale Mortgage LLC144A	5.50	11-15-2025	1,310,000	1,226,554
United Wholesale Mortgage LLC144A	5.50	4-15-2029	850,000	709,750
				15,493,448
Insurance: 1.71%
AmWINS Group, Inc.144A	4.88	6-30-2029	1,905,000	1,700,294
AssuredPartners, Inc.144A	5.63	1-15-2029	1,050,000	908,474
BroadStreet Partners, Inc.144A	5.88	4-15-2029	2,840,000	2,457,036
				5,065,804
REITS: 5.50%
Boston Properties LP	3.40	6-21-2029	993,000	822,763
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	1,050,000	851,177
HAT Holdings I LLC/HAT Holdings II LLC144A	3.38	6-15-2026	850,000	743,749
HAT Holdings I LLC/HAT Holdings II LLC144A	3.75	9-15-2030	1,270,000	961,269
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	395,000	382,153
Iron Mountain, Inc.144A	4.50	2-15-2031	3,800,000	3,235,862
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	2,250,000	1,906,347
MPT Operating Partnership LP/MPT Finance Corp.	3.50	3-15-2031	3,335,000	2,251,121
Service Properties Trust	4.35	10-1-2024	1,825,000	1,750,339
Service Properties Trust	4.95	2-15-2027	530,000	441,334
Service Properties Trust	5.25	2-15-2026	50,000	44,582
Starwood Property Trust, Inc.144A	4.38	1-15-2027	1,495,000	1,263,679
Starwood Property Trust, Inc.	4.75	3-15-2025	760,000	713,060
Vornado Realty LP	2.15	6-1-2026	635,000	521,330
Vornado Realty LP	3.40	6-1-2031	640,000	443,007
				16,331,772
Industrial: 7.38%
Aerospace/defense: 1.46%
Spirit AeroSystems, Inc.144A	7.50	4-15-2025	1,605,000	1,584,947
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	1,925,000	2,050,352
TransDigm, Inc.	7.50	3-15-2027	700,000	698,038
				4,333,337
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 1.37%
Camelot Return Merger Sub, Inc.144A	8.75%	8-1-2028	$2,640,000	$2,488,459
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	1,580,000	1,567,360
				4,055,819
Hand/machine tools: 1.27%
Werner FinCo LP/Werner FinCo, Inc.144A	8.75	7-15-2025	2,580,000	2,263,192
Werner FinCo LP/Werner FinCo, Inc.%%	11.50	6-15-2028	1,540,000	1,504,556
				3,767,748
Machinery-diversified: 1.00%
Chart Industries, Inc.144A	7.50	1-1-2030	315,000	318,172
Chart Industries, Inc.144A	9.50	1-1-2031	525,000	549,076
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	2,300,000	2,117,558
				2,984,806
Packaging & containers: 1.46%
Berry Global, Inc.144A	5.63	7-15-2027	2,450,000	2,416,312
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,735,000	1,500,685
Owens-Brockway Glass Container, Inc.	7.25	5-15-2031	420,000	427,350
				4,344,347
Trucking & leasing: 0.82%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	1,805,000	1,620,380
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	830,000	806,106
				2,426,486
Technology: 2.12%
Computers: 1.41%
McAfee Corp.144A	7.38	2-15-2030	670,000	563,515
NCR Corp.144A	6.13	9-1-2029	2,000,000	1,983,577
Seagate HDD Cayman	4.13	1-15-2031	1,468,000	1,196,393
Seagate HDD Cayman144A	8.25	12-15-2029	210,000	214,731
Seagate HDD Cayman144A	8.50	7-15-2031	210,000	215,132
				4,173,348
Software: 0.71%
Cloud Software Group, Inc.	9.00	9-30-2029	1,230,000	1,045,500
SS&C Technologies, Inc.144A	5.50	9-30-2027	1,125,000	1,073,804
				2,119,304
Utilities: 4.28%
Electric: 4.28%
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	1,806,439	1,788,375
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	3,250,000	2,952,351
PG&E Corp.	5.25	7-1-2030	4,260,000	3,849,653
Vistra Corp. (5 Year Treasury Constant Maturity +5.74%)144Aʊ±	7.00	12-15-2026	1,895,000	1,666,842
See accompanying notes to portfolio of investments
6 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric (continued)
Vistra Operations Co. LLC144A	4.38%	5-1-2029	$1,300,000	$1,133,091
Vistra Operations Co. LLC144A	5.63	2-15-2027	1,375,000	1,322,488
				12,712,800
Total corporate bonds and notes (Cost $263,339,365)				239,313,575
Loans: 5.50%
Communications: 0.89%
Advertising: 0.18%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR CME 3 Month +3.50%)±	8.81	8-21-2026	580,488	545,206
Media: 0.16%
Hubbard Radio LLC (1 Month LIBOR +4.25%)±	9.41	3-28-2025	551,656	474,149
Telecommunications: 0.55%
Intelsat Jackson Holdings SA (U.S. SOFR 3 Month +4.25%)±	9.44	2-1-2029	1,651,059	1,621,273
Consumer, cyclical: 0.77%
Airlines: 0.77%
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%)±	10.21	6-21-2027	1,190,000	1,230,781
SkyMiles IP Ltd. (U.S. SOFR 3 Month +3.75%)±	8.80	10-20-2027	1,029,316	1,064,632
				2,295,413
Consumer, non-cyclical: 1.29%
Commercial services: 1.29%
Geo Group, Inc. (U.S. SOFR CME 1 Month +7.13%)±	12.22	3-23-2027	3,768,293	3,815,396
Energy: 1.66%
Pipelines: 1.66%
GIP II Blue Holding LP (3 Month LIBOR +4.50%)˂±	9.66	9-29-2028	1,077,044	1,073,006
GIP III Stetson I LP (1 Month LIBOR +4.25%)±	9.50	7-18-2025	3,316,279	3,294,524
M6 ETX Holdings II Midco LLC (U.S. SOFR CME 1 Month +4.50%)±	9.68	9-19-2029	557,200	547,449
				4,914,979
Financial: 0.89%
Diversified financial services: 0.39%
Resolute Investment Managers, Inc. (3 Month LIBOR +4.25%)±	9.41	4-30-2024	1,060,962	774,502
Russell Investments U.S. Inst’l Holdco, Inc. (U.S. SOFR 1 Month +3.50%)±	8.75	5-30-2025	393,137	371,908
				1,146,410
Insurance: 0.50%
Asurion LLC (1 Month LIBOR +3.25%)±	8.40	12-23-2026	1,288,704	1,189,371
Asurion LLC (1 Month LIBOR +5.25%)±	10.40	1-31-2028	370,000	303,633
				1,493,004
Total loans (Cost $16,318,037)				16,305,830
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 11.23%
Communications: 0.60%
Media: 0.60%
Videotron Ltd.144A	5.13%	4-15-2027	$1,850,000	$1,784,547
Consumer, cyclical: 5.33%
Airlines: 1.31%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,475,000	2,663,100
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	510,000	500,514
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	765,000	733,018
				3,896,632
Leisure time: 3.50%
Carnival Corp.144A	4.00	8-1-2028	1,175,000	1,024,677
Carnival Corp.144A	6.00	5-1-2029	1,925,000	1,600,449
Carnival Corp.144A	9.88	8-1-2027	1,850,000	1,909,420
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	200,000	184,291
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	2,655,000	2,439,063
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	905,000	962,147
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	2,075,000	2,255,080
				10,375,127
Retail: 0.52%
1011778 BC ULC/New Red Finance, Inc.144A	4.00	10-15-2030	1,795,000	1,540,960
Consumer, non-cyclical: 0.87%
Biotechnology: 0.28%
Grifols Escrow Issuer SA144A	4.75	10-15-2028	1,000,000	845,950
Pharmaceuticals: 0.59%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	950,000	930,677
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	785,000	815,095
				1,745,772
Energy: 0.76%
Pipelines: 0.76%
Northriver Midstream Finance LP144A	5.63	2-15-2026	2,420,000	2,256,166
Financial: 1.24%
Diversified financial services: 1.24%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	2,485,000	2,197,896
Macquarie Airfinance Holdings Ltd.	8.38	5-1-2028	1,495,000	1,472,769
				3,670,665
Industrial: 1.93%
Electronics: 0.95%
Sensata Technologies BV144A	4.00	4-15-2029	2,020,000	1,799,451
Sensata Technologies BV144A	5.88	9-1-2030	1,060,000	1,023,698
				2,823,149
See accompanying notes to portfolio of investments
8 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.34%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00%	6-15-2027	$1,050,000	$1,030,990
Trucking & leasing: 0.64%
Fly Leasing Ltd.144A	7.00	10-15-2024	2,130,000	1,892,505
Utilities: 0.50%
Electric: 0.50%
Drax Finco PLC144A	6.63	11-1-2025	1,515,000	1,477,125
Total yankee corporate bonds and notes (Cost $34,934,772)				33,339,588

		Yield	Shares
Short-term investments: 1.01%
Investment companies: 1.01%
Allspring Government Money Market Fund Select Class♠∞##		5.01	3,003,326	3,003,326
Total short-term investments (Cost $3,003,326)				3,003,326
Total investments in securities (Cost $318,287,204)	98.62%			292,702,701
Other assets and liabilities, net	1.38			4,086,966
Total net assets	100.00%			$296,789,667

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 9

Portfolio of investments—May 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,285,787	$90,588,491	$(98,870,952)	$0	$0	$3,003,326	3,003,326	$148,761
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	2,080,069	51,582,023	(53,661,798)	(294)	0	0	0	160,284 [1]
				$(294)	$0	$3,003,326		$309,045

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
10 | Allspring High Yield Bond Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2023, the Fund had unfunded loan commitments of $619,225.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring High Yield Bond Fund | 11

Notes to portfolio of investments—May 31, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$547,332	$0	$0	$547,332
Financials	193,050	0	0	193,050
Corporate bonds and notes	0	239,313,575	0	239,313,575
Loans	0	16,305,830	0	16,305,830
Yankee corporate bonds and notes	0	33,339,588	0	33,339,588
Short-term investments
Investment companies	3,003,326	0	0	3,003,326
Total assets	$3,743,708	$288,958,993	$0	$292,702,701
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
12 | Allspring High Yield Bond Fund